SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024		$ 10,114	$ 2,534,169
Money market funds		45,102	55,216
Corporate fixed income securities		(452,682)	452,682
U.S. treasury securities		2,026,271	2,026,271
Derivative liability	[1]
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024		10,114	55,216
Money market funds		45,102	55,216
Corporate fixed income securities
U.S. treasury securities
Derivative liability	[1]
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024			2,478,953
Money market funds
Corporate fixed income securities		(452,682)	452,682
U.S. treasury securities		2,026,271	2,026,271
Derivative liability	[1]
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value at December 31, 2024
Money market funds
Corporate fixed income securities
U.S. treasury securities
Derivative liability	[1]

[1]	During the year ended December 31, 2024, the Company recorded a derivative liability related to the PIPE Warrants of $142,319. During the year ended December 31, 2024, the Company recorded a gain on fair value remeasurement of $142,319. See Note 17 – Stockholders’ Deficit for additional details.